SIGNIFICANT ACCOUNTING POLICIES - PROPERTY, PLANT AND EQUIPMENT (Details)	12 Months Ended
Dec. 31, 2018 number_of_primary_method_of_depreciation
Accounting Policies [Abstract]
Number of primary methods of depreciation which are utilized	2